Non-Current Assets - Prepayments - Summary of Non-Current Assets - Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Prepayments		$ 467
Total non-current prepayments	$ 0	$ 467